FAIR VALUE OF ASSETS AND LIABILITIES - Carrying amount and fair value of assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivative financial instruments	$ 4,961,237	$ 2,454,005
Investment property	3,994,058	3,132,220	$ 2,839,350
Investments in associates	1,532,156	1,358,368
Total Assets	292,871,690	240,692,895
Liabilities
Deposits by customers	250,992,323	210,390,848
Interbank deposits	902,132	886,405
Repurchase agreements and other similar secured borrowing	189,052	763,325
Derivative financial instruments	4,737,454	1,961,109
Borrowings from other financial institutions	19,692,638	8,551,558
Preferred shares	584,204	584,204
Debt securities in issue	19,575,988	21,093,864
Total Liabilities	296,673,791	244,231,313
Amortized cost, net
Assets
Loans and advances to customers	254,444,099	204,459,001
Fair value
Assets
Equity securities	573,855	480,153
Fair value through profit or loss
Assets
Debt instruments	11,052,250	15,036,467
Fair value through OCI
Assets
Debt instruments	7,977,675	7,245,451
Amortized cost
Assets
Debt instruments	8,336,360	6,527,230
Carrying Amount
Assets
Derivative financial instruments	4,961,237	2,454,005
Liabilities
Derivative financial instruments	(4,737,454)	(1,961,109)
Recurring Fair Value
Assets
Debt instruments	19,029,925	22,281,918
Derivative financial instruments	4,961,237	2,454,005
Equity securities	573,855	480,153
Investment property	3,994,058	3,132,220
Investments in associates	1,532,156	1,358,368
Total Assets	289,674,184	249,471,264
Liabilities
Deposits by customers	249,503,805	211,619,686
Interbank deposits	902,132	886,405
Repurchase agreements and other similar secured borrowing	189,052	763,325
Derivative financial instruments	4,737,454	1,961,109
Borrowings from other financial institutions	19,692,638	8,551,558
Preferred shares	350,978	604,025
Debt securities in issue	18,776,819	21,696,836
Total Liabilities	294,152,878	246,082,944
Recurring Fair Value | Amortized cost, net
Assets
Loans and advances to customers	251,336,077	213,262,329
Recurring Fair Value | Fair value
Assets
Equity securities	573,855	480,153
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	11,052,250	15,036,467
Recurring Fair Value | Fair value through OCI
Assets
Debt instruments	7,977,675	7,245,451
Recurring Fair Value | Amortized cost
Assets
Debt instruments	$ 8,246,876	$ 6,502,271